Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2022		2021		2020
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	3,336,420	Ps.	5,987,164	Ps.	2,958,804
Receivables, net	Credit and exchange rate		1,266,110		1,085,670		833,643

		December 31,
Financial liabilities	Risk classification	2022		2021		2020
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	10,184,336	Ps.	7,696,622	Ps.	4,513,503
Trade accounts payable(1)	Liquidity	Ps.	326,290	Ps.	213,207	Ps.	204,048
Accrued interest	Liquidity	Ps.	147,115	Ps.	73,489	Ps.	44,295
Short-term and long-term financial leasing	Liquidity	Ps.	208,205	Ps.	224,736	Ps.	194,763
Accounts payable to related parties	Liquidity	Ps.	286,479	Ps.	269,249	Ps.	167,704
(1)	Include the payments of employee statutory profit-sharing amounts, which were Ps. 56,760, Ps.31,365 and Ps. 4,700 as of December 31, 2022, 2021 and 2020, respectively.

Schedule of long-term debt at fixed and variable interest rates

	December 31,
	2022		2021		2020
Long-term debt	Ps.	9,000,000	Ps.	5,000,000	Ps.	4,513,503
% Fixed rate debt		70%		80%		99.7%
% Variable rate debt (1)		30%		20%		0.3%
(1)

Long-term debt contracted during 2022 and 2021 has a 28-day TIIE reference rate. Long-term debt contracted as of December 31, 2020, had a three-month London Interbank Offered Rate or “LIBOR” reference rate; such debt was repaid during 2021.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies

	Liabilities						Assets
	December 31,						December 31,
Currency	2022		2021		2020		2022		2021		2020
U.S. dollars	U.S.$	(6,472)	U.S.$	(4,784)	U.S.$	(4,095)	U.S.$	5,569	U.S.$	22,243	U.S.$	79,813

Schedule of transactions in U.S. dollars

	December 31,
	2022		2021		2020
Technical assistance	U.S.$	3,766	U.S.$	3,766	U.S.$	3,766
Insurance		1,150		1,392		1,039
Purchase of machinery and maintenance		18,890		5,071		7,065
Software		909		251		2,152
Professional services, fees and subscriptions		3,991		1,531		1,786
Construction of industrial warehouse		50,767		—		—
Other		11,981		15,554		4,765

Schedule of pertinent exchange rate information

	December 31,
	2022		2021		2020
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	19.4715	Ps.	20.4672	Ps.	19.9087

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

As of December 31, 2022	2023		2024-2026		2027-2029		Total
Long-term debt	Ps.	1,500,000	Ps.	1,000,000	Ps.	6,500,000	Ps.	9,000,000
Interest(1)		804,897		1,880,865		770,175		3,455,937
Trade accounts payable		332,287		—		—		332,287
Interest Payable		147,115		—		—		147,115
Lease Liabilities(3)		33,446		174,759		—		208,205
Accounts payable with related parties		286,479		—		—		286,479
Total	Ps.	3,104,224	Ps.	3,055,624	Ps.	7,270,175	Ps.	13,430,023

As of December 31, 2021	2022		2023-2025		2026-2028		Total
Long-term debt	Ps.	—	Ps.	1,500,000	Ps.	3,500,000	Ps.	5,000,000
Interest(2)		368,995		863,034		472,801		1,704,830
Trade accounts payable		213,207		—		—		213,207
Interest Payable		73,489		—		—		73,489
Lease Liabilities		29,332		195,404		—		224,736
Accounts payable with related parties		269,249		—		—		269,249
Total	Ps.	954,272	Ps.	2,558,438	Ps.	3,972,801	Ps.	7,485,511

As of December 31, 2020	2021		2022-2024		2025-2027		Total
Long-term debt	Ps.	3,013,502	Ps.	1,500,001	Ps.	—	Ps.	4,513,503
Interest(2)		188,641		118,077		—		306,718
Trade accounts payable		204,048		—		—		204,048
Interest Payable		44,295		—		—		44,295
Lease Liabilities		26,553		168,210		—		194,763
Accounts payable with related parties		167,704		—		—		167,704
Total	Ps.	3,644,743	Ps.	1,786,288	Ps.	—	Ps.	5,431,031
(1)	The projected interest is determined, in the case of obligations with a variable rate, based on TIIE.
(2)

The projected interest is determined, in the case of obligations with a variable rate, based on LIBOR and assuming an exchange rate of Ps.19.9087 (as of December 31, 2020, respectively) per U.S. $1.00.

(3)	The time value of money effect of other financial liabilities is immaterial, so they are presented at present value.

Schedule of fair value and carrying value of long term debt

December 31, 2022				December 31, 2021				December 31, 2020
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	9,000,000	Ps.	9,740,228	Ps.	5,000,000	Ps.	4,811,410	Ps.	4,513,503	Ps.	4,524,746

	Hierarchy of fair value as of December 31, 2022
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	9,740,228	Ps.	—	Ps.	—	Ps.	9,740,228

	Hierarchy of fair value as of December 31, 2021
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,811,410	Ps.	—	Ps.	—	Ps.	4,811,410

	Hierarchy of fair value as of December 31, 2020
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,512,510	Ps.	12,236	Ps.	—	Ps.	4,524,746
(1)

The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties. The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange